Stock-based compensation (Summary of Toyota's Stock Option Activity) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Number of shares
Options outstanding, beginning balance	283,600	1,192,300	2,093,500
Granted	0	0	0
Exercised	(155,100)	(643,800)	(785,600)
Canceled	(128,500)	(264,900)	(115,600)
Options outstanding, ending balance		283,600	1,192,300	2,093,500
Options exercisable at year end		283,600	1,192,300
Weighted-average exercise price
Options outstanding, beginning balance	¥ 3,153	¥ 3,682	¥ 3,858
Granted	0	0	0
Exercised	3,156	3,726	4,006
Canceled	¥ 3,153	4,154	4,682
Options outstanding, ending balance		3,153	3,682	¥ 3,858
Options exercisable at year end		¥ 3,153	¥ 3,682
Weighted-average remaining contractual life in years
Options outstanding, Weighted- average remaining contractual term	0 years	3 months 29 days	9 months 18 days	1 year 6 months 21 days
Options exercisable at year end	0 years	3 months 29 days	9 months 18 days
Aggregate intrinsic value
Option outstanding aggregate intrinsic value at year end		¥ 1,041	¥ 2,813	¥ 4,384
Options exercisable at year end		¥ 1,041	¥ 2,813